Legal Proceedings - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Apr. 17, 2012	Oct. 11, 2011	Oct. 04, 2011	Jun. 13, 2012 Subsequent Event Junior Subordinated Note	May 01, 2009 Minor	Sep. 30, 2009 Stockholder Derivative Litigation	Oct. 06, 2009 Stockholder Derivative Litigation	Aug. 31, 2009 Stockholder Derivative Litigation	Aug. 05, 2011 Lina	Jun. 06, 2011 Lsi Corporation	Dec. 21, 2010 Strugala
Loss Contingencies [Line Items]
Total number of employees under subclass one					500
Total number of employees under subclass two					200
Number of putative shareholder derivative complaints filed	1	1					1	5	1	1	1
Consolidated cases, number of lawsuits						5
Settlement waive amount				$ 22,750
Loss contingency, actions taken by Court			On October 4, 2011, the Court granted defendants' motion to dismiss, but also granted plaintiff leave to replead within 30 days.